General Principles for the Preparation of the Consolidated Financial Statements (Details) - Schedule of Functional and Presentation Currency	6 Months Ended
Jun. 30, 2023
Brera Holdings PLC [Member]
Schedule of functional and presentation currency [Abstract]
Entity	Brera Holdings PLC
Functional Currency	Euro
Brera Milano S.r.l. [Member]
Schedule of functional and presentation currency [Abstract]
Entity	Brera Milano Srl
Functional Currency	Euro
Fudbalski Klub Akademija Pandev [Member]
Schedule of functional and presentation currency [Abstract]
Entity	Fudbalski Klub Akademija Pandev
Functional Currency	Macedonian Denar